Operating leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Operating leases	Operating leases
    Lease costs recorded under operating leases for the three and six months ended June 30, 2021 and June 30, 2020 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Operating lease costs	$7,549	$7,768	$15,338	$15,857
Income from sub-leases	(220)	(246)	(431)	(514)
Net operating lease costs	$7,329	$7,522	$14,907	$15,343

    Of the total cost of $14.9 million incurred in the six months ended June 30, 2021 (June 30, 2020: $15.3 million), $13.8 million (June 30, 2020: $14.0 million) is recorded within selling, general and administration costs and $1.1 million (June 30, 2020: $1.3 million) is recorded within direct costs.

    During the three and six months ended June 30, 2021 and June 30, 2020, costs incurred by the Group related to variable lease payments was de minimis.

    Right-of-use assets obtained during the three months ended June 30, 2021 excluding early termination options, now reasonably certain to be exercised of $Nil (June 30, 2020: $1.6 million), totaled $1.0 million (June 30, 2020: $0.2 million). Right-of-use assets obtained during the six months ended June 30, 2021, excluding early termination options now reasonably certain to be exercised of $4.2 million (June 30, 2020: $1.6 million), totaled $3.8 million (June 30, 2020: $4.5 million). In the three and six months ended June 30, 2020, office consolidations resulted in the recognition of an onerous lease obligation. The right-of-use assets related to these offices have been impaired to the extent they are considered onerous and a loss $5.4 million was recorded (see note 8 - Restructuring). No impairment losses were recognized in the three and six months ended June 30, 2021.

The weighted average remaining lease term and weighted-average discount rate at June 30, 2021 were 3.93 years and 2.52%, respectively.
    Future minimum lease payments under non-cancelable leases as of June 30, 2021 were as follows:

Minimum rental payments
(in thousands)
June 30, 2021
Due within 1 year	$24,293
Due between 1 and 5 years	43,579
Thereafter	6,377
Total future minimum lease payments	74,249
Lease imputed interest	(4,107)
Total	$70,142
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $22.8 million have been included in other liabilities as at June 30, 2021 (June 30, 2020: $23.1 million).